SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares reflected (Details) - Class A Ordinary shares subject to possible redemption - TAILWIND TWO ACQUISITION CORP.	12 Months Ended
Dec. 31, 2021 USD ($)
Gross proceeds	$ 345,000,000
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(18,881,972)
Accretion of carrying value to redemption value	30,151,972
Class A ordinary shares subject to possible redemption	$ 345,000,000